Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income taxes
Reconciliation of effective tax rate:	2020 $	2019 $
Tax computed on the loss before tax at a tax rate of 22.0%	(1,592)	(4,175)
Foreign rate differential	4	10
Non-deductible expenses, share-based payments	135	73
Non-deductible expenses, other	151	2
Tax value of derivative warrants	(491)	(436)
Tax deduction on exercise of employee warrants	—	(8)
Special tax deduction on research and development expenses	(323)	(17)
Other adjustments	(123)	(47)
Adjustment of tax concerning previous years	3	(522)
Change in valuation allowance	75	543
Effective tax rate (30%/24%)	(2,161)	(4,577)

Schedule of components of income (loss) before income taxes
	Year ended December 31,
(in $1,000’s)	2020 $	2019 $
Denmark	(7,003)	(18,102)
Sweden	(4)	136
United States	(227)	(1,011)
	(7,234)	(18,977)

Schedule of components of the (benefit) provision for income taxes from operations
	Year ended December 31,
(in $1,000’s)	2020 $	2019 $
Current:
Denmark	(908)	(826)
Sweden	30	—
United States	3	9
Total	(875)	(817)
Deferred:
Denmark	(1,286)	(3,760)
Sweden	—	—
United States	—	—
Total	(1,286)	(3,760)
	(2,161)	(4,577)

Schedule of deferred tax comprises
Deferred tax comprises:	2020 $	2019 $
Property, plant and equipment	21	16
Intangible assets	(5,869)	(5,324)
Net operating losses	6,163	4,301
Total deferred tax	315	(1,007)
Valuation allowance	(920)	(844)
Net deferred tax liabilities	(603)	(1,851)

Schedule of components of income (loss) before income taxes
Tax on profit/loss for the year:	2020 $	2019 $
Current income tax expense (benefit)	(36)	530
Change in deferred tax	(1,286)	(3,760)
Adjustment of tax concerning previous years	3	(522)
Tax received under the tax credit scheme	(842)	(825)
Tax expense (benefit) on profit/loss for the year	(2,161)	(4,577)